Basis of Preparation	12 Months Ended
Jun. 30, 2018
Disclosure of basis of preparation [abstract]
Basis of Preparation

2.	Basis of Preparation

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and the interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”). The policies presented in Note 3 were consistently applied to all periods presented.

The Company’s Board of Directors, upon the recommendation of its Audit Committee, has approved these financial statements on 26 October 2018.

Basis of Consolidation

These consolidated financial statements include the financial statements of the Company and the entities controlled by the Company. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. All intercompany transactions and balances have been eliminated.

These consolidated financial statements include the accounts of the Company and its subsidiaries as follows:

  Continental Hilir Indonesia Pte. Ltd. (“CHI”) since its acquisition on 31 August 2017 (Note 6). CHI is incorporated in Singapore and is 100% owned and controlled by Continental.

  PT Continental Hilir Indonesia ("PT-CHI"), a new subsidiary incorporated in Indonesia on 12 September 2017, which is 100% owned and controlled by Continental.

  PT Kilang Kaltim Continental ("KKC"), a new subsidiary incorporated in Indonesia on 5 December 2017, which is 100% owned and controlled by Continental.

These financial statements have been prepared on a historical cost basis and presented in United States (“US”) dollars, the functional currency of the Company, except when otherwise indicated. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting.